EMPLOYEE-RELATED BENEFITS - Fair Value of Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plan Assets:
Fair value of assets	$ 985	$ 833	$ 760
Cash And Cash Equivalents
Plan Assets:
Fair value of assets	3	2
Commingled Funds
Plan Assets:
Fair value of assets	$ 982	$ 831